Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Property and Equipment [Line Items]
Total property and equipment	¥ 25,679		¥ 269,151
Less: accumulated depreciation	(4,393)		(186,646)
Less: Impairment			(60,914)
Property and equipment, net	21,286	$ 2,971	21,591
Office buildings [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment	25,679		25,679
Furniture [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment			15,795
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment			163,893
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment			¥ 63,784